Statements of Net Assets Available for Benefits - TDRP - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Investments
Interest in the Master Trust	$ 847,621	$ 694,631
Other investments – participant directed brokerage accounts	33,125	27,095
Total investments	880,746	721,726
Receivables
Notes receivable from participants	25,929	22,572
Participant contributions receivable	0	11
Employer contributions receivable	7,995	8,194
Receivables for securities sold – participant directed brokerage accounts	84	71
Total receivables	34,008	30,848
Cash	65	72
Total assets	914,819	752,646
Liabilities
Payables for securities purchased – participant directed brokerage accounts	(211)	(174)
Net assets available for benefits	$ 914,608	$ 752,472